Consolidated statement of changes in equity - GBP (£) £ in Millions		Total owners' equity	Share capital and share premium	Paid-in equity	Other statutory reserves [1]	Retained earnings	Fair value	Cash flow hedging	[2],[3]	Foreign exchange	Merger	Non controlling interests	Total
Equity at beginning of period at Dec. 31, 2022		£ 36,488	£ 11,700	£ 3,890	£ 1,393	£ 10,019	£ (102)	£ (2,771)		£ 1,478	£ 10,881	£ 8	£ 36,496
Profit attributable to ordinary shareholders and other equity owners													4,632
Profit attributable to ordinary shareholders and other equity owners
Profit from continuing operations		4,748				4,748						(4)	4,744
Profit from discontinued operations		(112)				(112)							(112)
Other comprehensive income
Realised gains on FVOCI equity shares						1	(1)
Remeasurement of retirement benefit schemes		(280)				(280)							(280)
Changes in fair value of credit in financial liabilities designated at FVTPL due to own credit risk		(39)				(39)							(39)
Unrealised gains/(losses)		22					22						22
Amounts recognised in equity		187						187					187
Retranslation of net assets		(239)								(239)			(239)
Gains/(losses) on hedges of net assets		107								107			107
Reclassification of OCI to Income statement		578					44	1,021		(487)			578
Tax		(282)				84	(12)	(336)		(18)			(282)
Total comprehensive income for the year		4,690				4,402	53	872		(637)		(4)	4,686
Transactions with owners
Ordinary share dividends paid		(1,456)				(1,456)						(5)	(1,461)
Paid-in equity dividends paid		(242)				(242)							(242)
Shares repurchased	[4]	(2,057)	(856)		856	(2,057)							(2,057)
Employee share schemes		14				14							14
Shares vested under employee share schemes		114			114								114
Share-based remuneration		(35)				(35)							(35)
Own shares acquired		(359)			(359)								(359)
Acquisition of subsidiary												32	32
Equity at end of period at Dec. 31, 2023		37,157	10,844	3,890	2,004	10,645	(49)	(1,899)		841	10,881	31	37,188
Profit attributable to ordinary shareholders and other equity owners													4,811
Profit attributable to ordinary shareholders and other equity owners
Profit from continuing operations		4,721				4,721						9	4,730
Profit from discontinued operations		81				81							81
Other comprehensive income
Realised gains on FVOCI equity shares						54	(54)
Remeasurement of retirement benefit schemes		(166)				(166)							(166)
Changes in fair value of credit in financial liabilities designated at FVTPL due to own credit risk		(33)				(33)							(33)
Unrealised gains/(losses)		(40)					(40)						(40)
Amounts recognised in equity		(872)						(872)					(872)
Retranslation of net assets		(194)								(194)			(194)
Gains/(losses) on hedges of net assets		122								122			122
Reclassification of OCI to Income statement		1,592					21	1,494		77			1,592
Tax		(119)				48	19	(166)		(20)			(119)
Total comprehensive income for the year		5,092				4,705	(54)	456		(15)		9	5,101
Transactions with owners
Ordinary share dividends paid		(1,505)				(1,505)						(12)	(1,517)
Paid-in equity dividends paid		(283)				(283)							(283)
Shares repurchased	[4],[5]	(2,176)	(711)		711	(2,176)							(2,176)
Paid-in equity issued	[6]	1,390		1,390									1,390
Employee share schemes		17				17							17
Shares vested under employee share schemes		175			175								175
Share-based remuneration		23				23							23
Own shares acquired		(540)			(540)								(540)
Equity at end of period at Dec. 31, 2024		39,350	10,133	5,280	2,350	11,426	(103)	(1,443)		826	10,881	28	39,378
Profit attributable to ordinary shareholders and other equity owners		5,831				5,831						3	5,834
Profit attributable to ordinary shareholders and other equity owners
Profit from continuing operations													5,834
Other comprehensive income
Realised gains on FVOCI equity shares						25	(25)
Remeasurement of retirement benefit schemes		31				31							31
Changes in fair value of credit in financial liabilities designated at FVTPL due to own credit risk		(17)				(17)							(17)
Unrealised gains/(losses)		174					174						174
Amounts recognised in equity		69						69					69
Retranslation of net assets		51								51			51
Gains/(losses) on hedges of net assets		(92)								(92)			(92)
Reclassification of OCI to Income statement		935					8	899		28			935
Tax		(313)				(15)	(41)	(277)		20			(313)
Total comprehensive income for the year		6,669				5,855	116	691		7		3	6,672
Transactions with owners
Ordinary share dividends paid		(2,018)				(2,018)						(6)	(2,024)
Redemption of paid-in equity		(1,979)		(1,957)		(22)							(1,979)
Paid-in equity dividends paid		(352)				(352)							(352)
Shares repurchased	[4]	(579)	(112)		112	(579)							(579)
Paid-in equity issued	[6]	1,248		1,248									1,248
Purchase of non-controlling interest		(10)				(10)						(11)	(21)
Employee share schemes		88				88							88
Shares vested under employee share schemes		151			151								151
Share-based remuneration		31				31							31
Equity at end of period at Dec. 31, 2025		£ 42,599	£ 10,021	£ 4,571	£ 2,613	£ 14,419	£ 13	£ (752)		£ 833	£ 10,881	£ 14	£ 42,613

[1]	Other statutory reserves consists of Capital redemption reserve of £3,330 million (2024 - £3,218 million, 2023 - £2,507 million) and Own shares held reserve of £717 million (2024 - £868 million, 2023 - £503 million).
[2]	The amount transferred from equity to the income statement is mostly recorded within net interest income mainly within loans to banks and customers – amortised costs, balances at central banks, bank deposits and customer deposits. Refer to Note 13.
[3]	The change in the cash flow hedging reserve is driven by realised accrued interest transferred to the income statement and a decrease in swap rates in the year, where the portfolio of swaps are net receive fixed from an interest rate risk perspective.
[4]	As part of the On Market Share Buyback Programmes NatWest Group plc repurchased and cancelled 105.5 million shares (2024 – 173.3 million, 2023 – 460.3 million, of which 2.3 million were settled in January 2024) of which 1.4 million shares were settled in January 2026. The total consideration for these shares excluding fees was £586.3 million (2024 - £450.9 million, 2023 - £1,151.7 million of which 4.9 million shares were settled in January 2024) of which 9 million was settled in January 2026. The nominal value of the share cancellations was transferred to the capital redemption reserve.
[5]	In June 2024, there was an agreement to buy 392.4 million ordinary shares of the Company from His Majesty’s Treasury (HM Treasury) at 316.2 pence per share for total consideration of £1.2 billion. NatWest Group cancelled 222.4 million of the purchased ordinary shares, amounting to £706.9 million excluding fees and held the remaining 170.0 million shares as Own Shares Held, amounting to £540.2 million excluding fees. The nominal value of the share cancellation was transferred to the capital redemption reserve. There were no repurchases in 2025.
[6]	Net of issuance fees of £2.8 million (2024 – £2.4 million), and the associated tax credit of £0.7 million (2024 –£0.7 million).